COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Minimum Lease Payments under Non-Cancellable Leases

As of December 31, 2013, minimum lease payments under all non-cancellable leases were as follows:

Year ending December 31,
2014	$16,136
2015	12,963
2016	9,172
2017	8,676
2018	8,727
Over 2018	77,086

$132,760

Minimum Future Fees to be Received under Non-Cancellable Operating and Right to Use Agreements

As of December 31, 2013, minimum future fees to be received under all non-cancellable operating and right to use agreements were as follows:

Year ending December 31,
2014	$10,760
2015	7,106
2016	3,478
2017	207
2018	18

$21,569